Organization and principal activities (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)
Statement [Line Items]
Share capital | ¥	¥ 326,000			¥ 326,000
True Silver Limited [Member]
Statement [Line Items]
Place of incorporation	British Virgin Islands
Share capital		$ 50,000
Group's effective interest	100.00%	100.00%	100.00%
Held by the Company	100.00%	100.00%	100.00%
Principal activities	Investment holding
Chutian Financial Holdings (Hong Kong) Limited [Member]
Statement [Line Items]
Place of incorporation	Hong Kong
Share capital			$ 10,000
Group's effective interest	100.00%	100.00%	100.00%
Principal activities	Investment holding
Held by a subsidiary	100.00%	100.00%	100.00%
Wuhan Chutian Investment Holdings Co. Ltd [Member]
Statement [Line Items]
Place of incorporation	PRC
Share capital		$ 3,000,000
Group's effective interest	100.00%	100.00%	100.00%
Principal activities	Investment holding
Held by a subsidiary	100.00%	100.00%	100.00%
Variable interest entity Hubei Chutian Microfinance Co., Ltd [Member]
Statement [Line Items]
Place of incorporation	PRC
Share capital | ¥	¥ 450,000,000
Group's effective interest	80.00%	80.00%	80.00%
Principal activities	Microfinance lenders
Held by a subsidiary	80.00%	80.00%	80.00%